Credit Facilities, Senior Notes and Mortgage Notes Payable (Richmond Credit Facility Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End	2.27%
Line of Credit Facility, Expiration Date	Jun. 30, 2019
Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	120
Richmond Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increased Borrowing Capacity After Considering Accordion Feature	200
Richmond Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Leverage ratio	2.85%
Richmond Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio	1.85%
Richmond Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Leverage ratio	2.10%
Richmond Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio	1.10%